Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segments

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Net sales to external customers:
Steel mills	$13,311,948	$13,781,797	$14,463,683
Steel products	3,607,333	3,738,381	3,431,490
Raw materials	2,132,765	1,909,095	2,128,391

	$19,052,046	$19,429,273	$20,023,564

Intercompany sales:
Steel mills	$2,563,554	$2,609,411	$2,430,459
Steel products	97,090	71,277	55,646
Raw materials	9,116,860	9,514,163	10,436,379
Corporate/eliminations	(11,777,504)	(12,194,851)	(12,922,484)

	$—	$—	$—

Depreciation expense:
Steel mills	$332,258	$366,182	$372,040
Steel products	42,737	47,948	53,272
Raw materials	154,065	112,939	92,250
Corporate	6,792	6,941	5,009

	$535,852	$534,010	$522,571

Amortization expense:
Steel mills	$13,911	$8,750	$871
Steel products	31,082	35,152	38,743
Raw materials	29,363	29,109	28,215
Corporate	—	—	—

	$74,356	$73,011	$67,829

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,156,715	$1,162,270	$1,813,155
Steel products	82,129	(17,140)	(60,282)
Raw materials	13,686	55,264	156,180
Corporate/eliminations	(461,407)	(347,454)	(657,241)

	$791,123	$852,940	$1,251,812

Segment assets:
Steel mills	$8,365,023	$7,894,974	$6,634,268
Steel products	2,861,403	2,935,146	2,972,004
Raw materials	3,956,913	3,400,690	2,946,549
Corporate/eliminations	19,944	(78,751)	2,017,529

	$15,203,283	$14,152,059	$14,570,350

Capital expenditures:
Steel mills	$589,621	$369,463	$181,193
Steel products	22,472	31,698	20,918
Raw materials	610,745	604,312	245,337
Corporate	7,580	13,861	3,179

	$1,230,418	$1,019,334	$450,627

Schedule of Net Sale by Product to External Customers

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2013	2012	2011
Net sales to external customers:
Sheet	$5,219,464	$5,540,868	$5,967,756
Bar	3,730,328	3,999,911	4,237,154
Structural	2,558,538	2,301,778	2,049,907
Plate	1,803,618	1,939,240	2,208,866
Steel products	3,607,333	3,738,381	3,431,490
Raw materials	2,132,765	1,909,095	2,128,391

	$19,052,046	$19,429,273	$20,023,564